EQUITY - Redemption-Exchange Units Held by Brookfield (Details) - Redemption- exchange units	6 Months Ended
Jun. 30, 2025 shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	69,705,497
Converted to LP Units (in shares)	(18,105,781)
Balance at end of period (in shares)	51,599,716